Other taxes payables	12 Months Ended
Dec. 31, 2017
Other taxes payables
Other taxes payables

Note 15 – Other taxes payables

Other taxes payables consist of the following:

	As of December 31,
	2017	2016
Current
VAT, net	564	360
Tax withholdings	89	319
Internal taxes	162	138
Tax on SU (Note 2.h)	119	110
Regulatory fees	76	78
Turnover tax	383	75
Municipal taxes	82	35
Retention Decree No.583/10 ENARD	30	26
Tax on personal property – on behalf of Shareholders	-	8

	1,505	1,149